11. NON-FINANCIAL ASSETS AND LIABILITIES (Details 7) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfInventoryLineItems [Line Items]
Inventories	$ 153	$ 137	$ 113	$ 164
Materials and spare parts
DisclosureOfInventoryLineItems [Line Items]
Inventories	95	94
Advances to suppliers
DisclosureOfInventoryLineItems [Line Items]
Inventories	21	2
In process and finished products
DisclosureOfInventoryLineItems [Line Items]
Inventories	37	40
Stock of crude oil
DisclosureOfInventoryLineItems [Line Items]
Inventories	$ 0	$ 1